Share capital - Additional information (Details)	Dec. 14, 2023 $ / shares shares	Dec. 31, 2025 Vote $ / shares shares	Dec. 14, 2022 $ / shares	Dec. 31, 2021 € / shares
LGHL Shares
Share capital
Par value per share | $ / shares		$ 0.000001
Number of votes per share | Vote		1
Ordinary shares
Share capital
Par value per share | (per share)		$ 0.000001	$ 11.5	€ 0.000001
Meritz
Share capital
Repurchase of convertible preference share | shares	1
Meritz | Convertible preference shares
Share capital
Par value per share | $ / shares		0.000001
Repurchase of convertible preference share | shares	1
Meritz | Ordinary shares
Share capital
Par value per share | $ / shares	$ 0.000001	$ 0.000001
Convertible preferred shares issued upon conversion | shares		15,000,000